Exhibit 99.1
Report of Independent Accountants on Applying
Agreed-Upon Procedures
May 23, 2016
Vertical Bridge Holdings, LLC (“Vertical Bridge” or the “Company”)
VB-S1 Issuer, LLC (“Issuer”)
750 Park of Commerce Drive, Suite 200
Boca Raton, Florida 33487
and
Deutsche Bank Securities Inc.
60 Wall Street
New York, New York 10005
and
Barclays
745 Seventh Avenue
New York, NY 10019
We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressees of this report, who are collectively referred to herein as the “Specified Parties”, solely to assist you in the performance of certain agreed-upon procedures with respect to certain attributes of the collateral assets in connection with the proposed issuance of the structured securities (the “Proposed Transaction”). The Specified Parties are responsible for the accuracy of the information contained in the Final Data File (defined below).
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.
If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:
i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.
A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017 T: (646) 471-3000, F: 813-286-600, www.pwc.com/us

Procedures and Findings
On April 5, 2016, the Company provided us with the Final Data File, containing certain relevant information pertaining to 1,537 tower sites (the “Towers”) including all tenant licenses (the “Tenant Licenses”) and ground leases (the “Ground Leases”) associated with those certain Towers, herein referred to as the “Underling Assets”, which represented the entire population of the Proposed Transaction. In connection with the Proposed Transaction, the Specified Parties agreed on a sample size of 130 tower sites (the “Selected Sample”) on which we were to perform the agreed-upon procedures, as indicated in Exhibit D. The Specified Parties represent that the Selected Sample from the portfolio of Underlying Assets, was selected based on the following methodology:
i)	Towers:
a.	Selected the 30 largest sites (“Top 30 Sites”) based on AnnualSiteTCF.
b.	Selected an additional 100 sites (“100 Random Sites”) utilizing the random number function in Excel (from the remaining population after excluding the Top 30 Sites).
ii)	Ground Leases:
a.	Selected all Ground Leases related to the Top 30 Sites and 100 Random Sites.
iii)	Tenant Licenses:
a.	Selected all Tenant Licenses for each of the Top 30 Sites.
b.	Selected two Tenant Licenses (utilizing the random number function in Excel) for each of the 100 Random Sites.
From March 8, 2016 through May 2, 2016, the Company provided us with certain documentation (the “Source Documents” as listed below) related to the Selected Sample of Underlying Assets.
At Your request, for each Selected Sample, we compared the Specified Attributes (defined below) set forth on the Final Data File to the corresponding Source Documents and found them to be in agreement, except as noted in Exhibit E below. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. We did not perform any procedures with respect to the Final Data File attributes that were not within the scope of our engagement. Exhibit B includes a list of Specified Attributes for which Source Documents were not provided to us.
Additional Procedures and Findings
On May 12, 2016, the Company provided us with an excel file titled “VB datatape 5-12-16 - DB.xlsx” (the “Revised Final Data File”), which includes certain attributes pertaining to 1,539 tower sites (the “Towers”) including all tenant licenses (the “Tenant Licenses”) and ground leases (the “Ground Leases”) associated with those certain Towers, herein referred to as the “Underling Assets”, which represented the entire population of the Proposed Transaction. The Company acknowledged that certain Tower Sites were removed from the initial Final Data File and certain discrepancies identified in Exhibit E were remediated in the Revised Final Data File. In connection with the Proposed Transaction, the Specified Parties agreed on an additional sample size of 30 Tenant Leases (the “Additional Selected Sample”) on which we were to perform the agreed-upon procedures, as indicated in Exhibit H. The Specified Parties represent that the Additional Selected Sample from the portfolio of Underlying Assets, was selected based on the following methodology:
•
Filtered the Revised Final Data File to include only broadcast tenants, using TechnologyType as the identifier (the “Broadcast Population”). After excluding the 130 sites initially selected (the “Initial Selected Sample”), selected 10 Tenant Licenses (utilizing the random number function in Excel) from the Broadcast Population.

•
Filtered the Revised Final Data File to exclude all broadcast tenants, using TechnologyType as the identifier (the “Remaining Population”). After excluding the Initial Selected Sample, selected 20 Tenant Licenses (utilizing the random number function in Excel) from the Remaining Population.

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From May 12, 2016 through May 23, 2016, the Company provided us with certain documentation (the “Source Documents”) related to the Additional Selected Sample of Underlying Assets.
At Your request, for each Additional Selected Sample, we compared the Specified Attributes set forth on the Revised Final Data File to the corresponding Source Documents and found them to be in agreement, except as noted in Exhibit I. The procedures associated with the Specified Attributes were applied as indicated in Exhibit G and subject to the assumptions outlined in Exhibit A and Exhibit C. We did not perform any procedures with respect to the Revised Final Data File attributes that were not within the scope of our engagement.
This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.
In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:
i)
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Company, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

ii)	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
iii)	The value of collateral securing such assets; and
iv)	The compliance of the originator of the assets with federal, state, and local laws and regulations.
We have not performed any procedures with respect to the fair value of the securities being offered in the Proposed Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.
With respect to any terms or requirements of the Final Data File and Revised Final Data File that do not appear in the exhibits (or any of the Underlying Assets other than the Selected Sample and Additional Selected Sample) we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Final Data File or Revised Final Data File.
It should be understood that we make no representations as to:
i)	The interpretation of Proposed Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934;
iii)	The reasonableness of any of the assumptions provided by the Specified Parties; and
iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire Final Data File or Revised Final Data File based on the sample size and results of the procedures performed.

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The procedures performed are included within Exhibit A below and should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Proposed Transaction.
For the purposes of this report:
•
The excel file provided to us by the Company titled “VB datatape 4-1-16.xlsx” (provided on April 5, 2016), which includes certain attributes related to the portfolio of Underlying Assets as of the Cut-off Date (defined below) shall be herein referred to as the “Final Data File”.

•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File and Revised Final Data File.
•	The fields in the Final Data File and Revised Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “correspondence file” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•
The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “Structural Analysis Report” refers to the signed third-party structural analysis report or tower mapping document included in the correspondence file.
•	The phrase “FCC Registration” refers to the antenna structure registration document issued by the Federal Communications Commissions and included in the correspondence file.
•	The phrase “FAA Study” refers to the aeronautical study document issued by the Federal Aviation Administration and included in the correspondence file.
•	The phrase “Unaudited General Ledger” refers to the Company’s unaudited accounting records containing each Towers’ revenue and expense data, and included in the correspondence file.
•
The phrase “site license agreement (or “SLA”)” refers to the executed site license agreement, amendment to the SLA, assumption of the SLA, estoppel certificate, memorandum of lease agreement or commencement letter, as contained in the correspondence file.

•	The phrase “master license agreement (or “MLA”)” refers to the executed master license agreement, amendment to the MLA or assumption of the MLA, as contained in the correspondence file.
•
The phrase “listing provided by the Company” refers to the tenant relationship, technology type and ratings schedules compiled by the Company and provided in standard Microsoft Excel format, as contained in the correspondence file.

•
The phrase “Ground Lease Agreement” refers to the executed ground lease agreement, amendment to the Ground Lease Agreement, assumption of the Ground Lease Agreement, estoppel certificate, memorandum of lease agreement or commencement letter, as included in the correspondence file.

Page | 4

•
The phrase “DD Binder” refers to the data included within the due diligence file prepared in relation to the acquisition of Tower sites or the financing for Tower sites. This document is compiled by the Company (jointly with the seller of such Tower sites) and provided in standard Microsoft Excel format, as contained in the correspondence file

•	The Company provided the assumptions detailed in Exhibit C, and are herein referred to as the “Company Assumptions”.
We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the accuracy of certain attributes of the collateral assets included in the Proposed Transaction. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures enumerated within Exhibits A and G were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.
/s/  PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Page | 5

Exhibits

A)	Data File Agreed-Upon Procedures
B)	Specified Attributes Provided by the Company
C)	Assumptions Provided by the Company
D)	Selected Sample
E)	Discrepancies Identified
F)	Alternate Procedures Performed
G)	Revised Final Data File Agreed-Upon Procedures
H)	Additional Selected Sample
I)	Discrepancies Identified

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Exhibit A – Data File Agreed-Upon Procedures

For each of the Selected Samples, we compared and agreed the following Specified Attributes in the Final Data File to the corresponding Source Document posted in the correspondence file:

Tower Attributes
Number	Data File Field	Source Document/Procedure (by order of priority)	Notes
1	SiteNumber	For identification purposes only
2	SiteType	Structural Analysis Report / FCC Registration / FAA Study
3	Tower Height	Structural Analysis Report / FCC Registration / FAA Study	(1)
4	Sitestate	Structural Analysis Report / FCC Registration / FAA Study
5	BTA	Listing provided by the Company (using MTA as the unique identifier)
6	TenantCount
Recalculated as the number of unique tenants associated with the respective Tower site (using SiteNumber as the common identifier and TenantLegalName as the unique identifier from the Tenant Lease Details tab of the Data File)

7	TelephonyLeaseCount	Recalculated as the number of unique tenants associated with the respective Tower site (using SiteNumber as the common identifier and TenantLegalName as the unique identifier from the Tenant Lease Details tab of the Data File) that indicate a TechnologyType of “Telephony/Broadband Wireless”	(2)
8	SiteClusterCount	Recalculated as the number of unique towers associated with the respective Tower site (using SiteClusterName as the common identifier and SiteName as the unique identifier)
9	MonthlyTenantGrossRevenue	Recalculated as the sum of the MonthlyRent (from the Tenant Lease Details tab of the Data File) for all Tenant Licenses associated with the respective Tower site (using SiteNumber as common identifier)	(2)
10	CAM Revenue	Recalculated as 5% (assumption provided by the Company) times the MonthlyTenantGrossRevenue. This calculation applies to Towers associated with the Alpha portfolio only (using AcquisitionPortfolioName as the identifier).	(2)
11	MonthlyTenantRevShare	Recalculated as the sum of the RevShareMonthlyRent (from the Tenant Lease Details tab of the Data File) for all Tenant Licenses associated with the respective Tower site (using SiteNumber as common identifier)	(2)
12	MonthlyTenantNetRevenue	Recalculated as the MonthlyTenantGrossRevenue plus the CAMRevenue minus the MonthlyTenantRevShare	(2)
13	MonthlyGroundRentExpense	Recalculated as the sum of the MonthlyRent (from the Ground Lease Details tab of the Data File) for all Ground Leases associated with the respective Tower site (using SiteNumber as common identifier)	(2)
14	MonitoringExpense	Unaudited General Ledger (or worksheet provided by the Company)	(2)
15	InsuranceExpense	Unaudited General Ledger (or worksheet provided by the Company)	(2)
16	PopertyTaxExpense	Unaudited General Ledger (or worksheet provided by the Company)	(2)
17	UtilitiesExpense	Unaudited General Ledger (or worksheet provided by the Company)	(2)
18	MaintenanceExpense	Unaudited General Ledger (or worksheet provided by the Company)	(2)
19	SiteOperatingExpense	Recalculated as summation of the MontitoringExpense, InsuranceExpense, PropertyTaxExpense, UtilitiesExpense, MaintenanceExpense and MonthlyGroundRentExpense	(2)
20	MonthlySiteTCF	Recalculated as the MonthlyTenantNetRevenue minus the SiteOperatingExpense	(2)
21	AnnualizedTenantGrossRevenue	Recalculated as 12 times the MonthlyTenantGrossRevenue	(2)
22	Annualized CAM Revenue	Recalculated as 12 times the CAM Revenue	(2)

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Exhibit A – Data File Agreed-Upon Procedures

Number	Data File Field	Source Document/Procedure (by order of priority)	Notes
23	AnnualizedTenantRevShare	Recalculated as 12 times the MonthlyTenantRevShare	(2)
24	AnnualizedTenantNetRevenue	Recalculated as 12 times the MonthlyTenantNetRevenue	(2)
25	AnnualizedGroundRentExpense	Recalculated as 12 times the MonthlyGroundRentExpense	(2)
26	AnnualSiteOperatingExpense	Recalculated as 12 times the SiteOperatingExpense	(2)
27	AnnualSiteTCF	Recalculated as 12 times the MonthlySiteTCF	(2)
28	Maint Capex	Recalculated as $350 (assumption provided by the Company) for Towers with SiteCategory of “Rooftop” and $700 (assumption provided by the Company) for all other Towers	(2)
29	Mgmt Fee	Recalculated as 7.5% (assumption provided by the Company) times the summation of AnnualizedTenantNetRevenue minus Annualized CAM Revenue	(2)
30	ARRNCF	Recalculated as AnnualSiteTCF minus the summation of the Capex and Mgmt Fee	(2)

Tenant License Attributes
Number	Data File Field	Source Document/Procedure (by order of priority)	Notes
1	SiteNumber	For identification purposes only
2	LeaseNumber	For identification purposes only
3	CommencementDate	SLA/MLA or document within the correspondence file	(3)
4	CurrentTermExpirationDate	Recalculated based upon the SLA/MLA or document within the correspondence file	(3)
5	CurrentTermExpirationMonths	Recalculated by counting the number of days between the Cutoff Date and the CurrentTermExpirationDate. The resulting value was then divided by 365 (converted to a yearly amount) and then multiplied by 12 (converting to a monthly amount).	(3)
6	FinalTermExpirationDate	Recalculated based upon the SLA/MLA or document within the correspondence file	(3)
7	FinalTermExpirationMonths	Recalculated by counting the number of days between the Cutoff Date and the FinalTermExpirationDate. The resulting value was then divided by 365 (converted to a yearly amount) and then multiplied by 12 (converting to a monthly amount).	(3)
8	BillingFrequencyName	SLA/MLA or document within the correspondence file
9	MonthlyRent	Recalculated the current rent revenue based upon the SLA/MLA or document within the correspondence file	(2)
10	CAM Revenue	Recalculated as 5% (assumption provided by the Company) times the MonthlyRent. This calculation applies to Towers associated with the Alpha portfolio only (using AcquisitionName as the identifier).	(2)
11	AnnualRent	Recalculated as 12 times the MonthlyRent	(2)
12	Annualized CAM Revenue	Recalculated as 12 times the CAM Revenue	(2)
13	EscalationAmount	SLA/MLA or document within the correspondence file
14	EscalationType	SLA/MLA or document within the correspondence file
15	RelationshipName	Listing provided by the Company (using TenantLegalName as the unique identifier)
16	TechnologyType	Listing provided by the Company (using RelationshipName as the unique identifier)
17	NumberOfRenewals	SLA/MLA or document within the correspondence file
18	RenewalRemain	Recalculated as the number of renewal periods remaining as of the Cutoff Date

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Exhibit A – Data File Agreed-Upon Procedures

Number	Data File Field	Source Document/Procedure (by order of priority)	Notes
19	EscalationFrequency	SLA/MLA or document within the correspondence file
20	RevShareMonthlyRent	Recalculated the current revenue share expense (as a % of the current MonthlyRent) based upon the revenue share disclosed in the Ground Lease Agreement / Net Profit Sharing Agreement / SLA or MLA	(2)
21	DB S&P rating	Listing provided by the Company (using RelationshipName as the unique identifier)
22	IG Flag
Categorized as investment grade (“IG”) or non-investment grade (“NIG”) based upon the following Company provided criteria. All Tenants with a DB S&P rating of AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB and BBB- are considered investment grade. All Tenants not matching the above criteria are considered non-investment grade.

Ground Lease Attributes

Number	Data File Field	Source Document/Procedure (by order of priority)	Notes
1	NewSiteNo	For identification purposes only
2	GroundLeaseNumber	For identification purposes only
3	NumberOfRenewals	Ground Lease Agreement or document within the correspondence file
4	RenewalRemaining	Recalculated as the number of renewal periods remaining as of the Cutoff Date
5	BillingFrequencyName	Ground Lease Agreement or document within the correspondence file
6	RentCommencementDate	Ground Lease Agreement or document within the correspondence file	(3)
7	Current Term End Months	Recalculated by counting the number of days between the Cutoff Date and the Current Term End Date. The resulting value was then divided by 365 (converted to a yearly amount) and then multiplied by 12 (converting to a monthly amount).	(3)
8	FinalExpiration	Recalculated based upon the Ground Lease Agreement or document within the lease correspondence file	(3)
9	FinalExpiration Months	Recalculated by counting the number of days between the Cutoff Date and the FinalExpiration. The resulting value was then divided by 365 (converted to a yearly amount) and then multiplied by 12 (converting to a monthly amount).	(3)
10	MonthlyRent	Recalculated the current ground rent expense based upon the Ground Lease Agreement or document within the lease correspondence file	(2)
11	EscalationAmount	Ground Lease Agreement or document within the correspondence file
12	EscalationType	Ground Lease Agreement or document within the correspondence file
13	EscalationFrequency	Ground Lease Agreement or document within the correspondence file

Notes:
(1)	For the purpose of comparing this characteristic, Vertical Bridge, on behalf of the Tower Trust, instructed us to agree the characteristic to within the greater of:
a.	A difference in the amount of +/- 10 feet or less or
b.	A percentage difference of +/- 2.5% or less
(2) For the purpose of comparing this characteristic, Vertical Bridge, on behalf of the Tower Trust, instructed us to agree the characteristic to within the greater of:
a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less
(3) For the purposes of comparing this characteristic, Vertical Bridge, on behalf of the Tower Trust, instructed us to agree the characteristic to within a difference in the amount of +/- 2 months or less

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Exhibit A – Data File Agreed-Upon Procedures

The following assumptions were applied when performing the procedures specified above:
•
For Tenant Licenses and Ground Leases, in cases where the lease agreement or SLA did not contain values to verify the CommencementDate / RentCommencementDate, CurrentTermExpirationDate / Current Term End Date or FinalTermExpirationDate / FinalExpiration attributes, we used the due diligence binder (“DD Binder”) prepared by the Company (and maintained in the Company’s correspondence file) to verify those attributes.

•
For Tenant Licenses and Ground Leases, in cases where the lease agreement or SLA specified the renewal terms were indefinite, we added 20 years (Tenants) and 99 years (Ground Leases) to the CurrentTermExpirationDate / Current Term End Date to verify the FinalTermExpirationDate / FinalExpiration attributes.

•
For Tenant Licenses and Ground Leases, in cases where the FinalTermExpirationDate / FinalExpiration is prior to April 1, 2016 (the “Cutoff Date”), we assumed that these leases were extended for 1 year with the same terms as the previous agreement.

•
For Tenant Licenses and Ground Leases, in cases where the lease agreement or SLA did not specify the commencement date, we used the CommencementDate / RentCommencementDate included in the Data File to recompute the CurrentTermExpirationDate / Current Term End Date and FinalTermExpirationDate / FinalExpiration attributes.

•
For Tenant Licenses and Ground Leases, in cases where the lease was amended in the middle of the term, we used the number of whole years remaining until the next escalation as the EscalationFrequency attribute related to the amendment line item.

•
For Tenant Licenses and Ground Leases, in cases where the rent escalates based on CPI (Consumer Price Index) and had not yet reached the first escalation date, we used the minimum/maximum increase stated in the lease agreement. If not specified, we used between 2% and 3% (depending on when the Tower was purchased as identified by the AcquisitionName) multiplied by the EscalationFrequency, as the EscalationAmount. In cases where the lease already escalated, we use the most recent CPI escalation agreed to between the tenant/landlord, as the EscalationAmount.

•
For Tenant Licenses and Ground Leases, in cases where the EscalationType was based on CPI, we recomputed the MonthlyRent amounts using the corresponding CPI obtained from the Bureau of Labor Statistics CPI calendar.

•	Only one MLA existed between the same two parties on any specific date.

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Exhibit B – Specified Attributes Provided by the Company

Tower Attributes

Data File Attribute	Underlying Asset
1. SiteType	US-FL-3096	US-FL-3041
	US-FL-3079	US-FL-3129
	US-FL-3025	US-FL-3098
	US-NC-3024	US-FL-3141
	US-FL-3053	US-NC-3035
	US-FL-3043	US-NC-3042
	US-NC-3010	US-FL-3142
	US-FL-3039	US-NC-3021
2. TowerHeight	US-FL-3096	US-FL-3041
	US-FL-3079	US-FL-3129
	US-FL-3025	US-FL-3098
	US-NC-3024	US-FL-3141
	US-FL-3053	US-NC-3035
	US-FL-3043	US-NC-3042
	US-NC-3010	US-FL-3142
	US-FL-3039	US-NC-3021

Tenant License Attributes
None
Ground Lease Attributes
Data File Attribute	Underlying Asset
1. RentCommencementDate	US-IL-5267 (Lease 1841)
US-TX-5044 (Lease 1903)
US-TX-5118 (Lease 1997)
US-TX-5043 (Lease 1898)

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Exhibit C – Assumptions Provided by the Company

•	Cutoff Date: April 1, 2016
•	CAM Revenue: 5% of the MonthlyTenantGrossRevenue. This calculation applies to Towers associated with the Alpha portfolio only.
•	Maint Capex: $350 for Towers with SiteCategory of “Rooftop” and $700 for all other Towers.
•	Investment Grade Criteria: ratings of AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB and BBB- are considered investment grade.

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Exhibit D – Selected Sample

Top 30 by AnnualSiteTCF (aggregate TCF: $4,403,663)

Sample #	SiteNumber	AnnualSiteTCF
1	US-AK-5009	$280,184
2	US-SC-5082	$202,937
3	US-IA-5003	$190,87 6
4	US-NJ-5004	$182,887
5	US-OR-5016	$17 4,331
6	US-MI-5068	$17 2,97 8
7	US-CA-5006	$166,807
8	US-MI-5069	$17 2,391
9	US-TX-5126	$149,693
10	US-IL-5529	$156,540
11	US-OR-5010	$156,658
12	US-TX-5166	$149,134
13	US-FL-5001	$140,081
14	US-WI-5138	$137 ,392
15	US-VA-5039	$137 ,022
16	US-WI-5082	$132,523
17	US-CA-5058	$139,07 9
18	US-KS-5002	$125,595
19	US-CA-5005	$145,183
20	US-SC-5001	$124,344
21	US-ND-5007	$134,350
22	US-WI-5103	$122,226
23	US-FL-3096	$120,686
24	US-WI-5106	$117 ,250
25	US-NC-5019	$115,413
26	US-SC-5002	$113,693
27	US-MI-5013	$111,891
28	US-WI-5080	$109,17 3
29	US-TX-5169	$114,427
30	US-WI-5041	$107,921

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Exhibit D – Selected Sample

Random 100* (aggregate TCF; $2,480,490

Sample #	SiteNumber	AnnualSiteTCF	Sample #	SiteNumber	AnnualSiteTCF
31	US-WI-5097	$115,846	81	US-PA-5082	$17,828
32	US-ND-5005	$103,074	82	US-MI-5011	$17,578
33	US-WI-5129	$80,388	83	US-IL-5479	$17,259
34	US-WI-5143	$66,943	84	US-FL-3041	$17,220
35	US-WI-5045	$63,077	85	US-GA-5090	$16,893
36	US-AZ-5020	$59,942	86	US-WI-5148	$16,409
37	US-NC-5021	$58,626	87	US-IL-5022	$16,293
38	US-WA-5066	$60,879	88	US-IL-5004	$16,293
39	US-FL-3025	$57,036	89	US-NC-3042	$15,739
40	US-IL-7007	$56,164	90	US-FL-3141	$15,540
41	US-GA-5068	$51,401	91	US-MD-5021	$15,488
42	US-NY-5006	$47,482	92	US-IL-5395	$15,406
43	US-OH-5019	$45,053	93	US-WI-5119	$15,050
44	US-AZ-5019	$45,021	94	US-CA-1083	$15,039
45	US-FL-3079	$43,048	95	US-IL-5243	$14,920
46	US-IL-5424	$41,655	96	US-IL-5217	$14,646
47	US-LA-5055	$43,822	97	US-MO-5086	$14,275
48	US-IL-5051	$40,777	98	US-MD-5001	$14,193
49	US-NY-5070	$39,097	99	US-MO-5065	$14,016
50	US-IL-5341	$37,637	100	US-IL-5445	$13,775
51	US-FL-3129	$36,815	101	US-FL-3043	$13,398
52	US-IL-5267	$32,829	102	US-GA-5044	$12,981
53	US-IL-5111	$32,446	103	US-SC-5070	$12,698
54	US-OH-5143	$34,209	104	US-WI-5174	$11,859
55	US-MS-5017	$32,088	105	US-FL-3098	$11,088
56	US-PR-4001	$31,687	106	US-IL-5172	$10,973
57	US-MO-5001	$29,814	107	US-WI-5170	$10,584
58	US-MS-5025	$28,456	108	US-IN-5003	$10,302
59	US-AL-5048	$28,435	109	US-TX-5043	$10,173
60	US-TX-5167	$30,128	110	US-TX-5028	$9,887
61	US-FL-3053	$26,989	111	US-MO-5072	$9,784
62	US-WA-5019	$26,051	112	US-IL-5234	$9,609
63	US-NC-3011	$25,531	113	US-IL-5037	$9,364
64	US-NC-3024	$25,351	114	US-NC-5018	$9,340
65	US-NC-3021	$23,638	115	US-TX-5044	$9,295
66	US-NC-3035	$23,562	116	US-IL-5216	$9,174
67	US-IL-5375	$23,521	117	US-TX-5118	$9,089
68	US-KS-5006	$24,075	118	US-WA-5009	$9,077
69	US-AR-5002	$22,295	119	US-IL-5399	$8,945
70	US-MO-5013	$22,034	120	US-IL-5266	$8,841
71	US-IL-5030	$21,693	121	US-IN-5053	$8,799
72	US-IL-5236	$21,223	122	US-CA-5052	$7,774
73	US-NC-3010	$21,168	123	US-CA-1087	$7,532
74	US-FL-3039	$20,373	124	US-MO-5056	$6,894
75	US-SC-5027	$19,900	125	US-IL-5340	$5,964
76	US-GA-5097	$19,900	126	US-WA-4002	$2,045
77	US-IL-5056	$19,810	127	US-IL-5295	$2,015
78	US-AL-5039	$19,614	128	US-MI-7002	$973
79	US-TX-5127	$18,691	129	US-IL-5106	$954
80	US-FL-3142	$17,858	130	US-LA-5004	$67

*Sites were selected utilizing the random number funtion in Excel
Page | 14

Exhibit E – Discrepancies Identified

Tower Attributes
3,770 fields tested, 13 differences identified
Data File Attribute	SiteNumber	PwC’s Findings	Company Data per Data File	Difference

1. SiteType
	US-GA-5068	SST	Guyed Tower
2. Tower Height
	US-IA-5003	701	720	-19
	US-MI-5013	600	620	-20
	US-CA-1083	N/A	335
	US-WI-5129	400	420	-20
	US-NY-5006	232	322	-90
	US-NC-3011	260	150	110
	US-IL-5172	132	150	-18
	US-TX-5028	250	281	-31
	US-WI-5143	480	500	-20
	US-WI-5041	420	400	20
	US-WA-5009	45	100	-55
	US-MO-5001	400	360	40
	3. SiteState
		No differences noted
	4. BTA
		No differences noted
	5. TenantCount
		No differences noted
	6. TelephonyLeaseCount
		No differences noted
	7. SiteClusterCount
		No differences noted
	8. MonthlyTenantGrossRevenue
		No differences noted
	9. CAM Revenue
		No differences noted
	10. MonthlyTenantRevShare
		No differences noted
	11. MonthlyTenantNetRevenue
		No differences noted
	12. MonthlyGroundRentExpense
		No differences noted
Page | 15

Exhibit E – Discrepancies Identified

Data File Attribute	SiteNumber	PwC’s Findings	Company Data per Data File	Difference
13. MonitoringExpense
No differences noted
14. InsuranceExpense
No differences noted
15. PopertyTaxExpense
No differences noted
16. UtilitiesExpense
No differences noted
17. MaintenanceExpense
No differences noted
18. SiteOperatingExpense
No differences noted
19. MonthlySiteTCF
No differences noted
20. AnnualizedTenantGrossRevenue
No differences noted
21. Annualized CAM Revenue
No differences noted
22. AnnualizedTenantRevShare
No differences noted
23. AnnualizedTenantNetRevenue
No differences noted
24. AnnualizedGroundRentExpense
No differences noted
25. AnnualSiteOperatingExpense
No differences noted
26. AnnualSiteTCF
No differences noted
27. Maint Capex
No differences noted
28. Mgmt Fee
No differences noted
29. ARRNCF
No differences noted

Page | 16

Exhibit E – Discrepancies Identified Tenant License Attributes

Tower Attributes
3,770 fields tested, 13 differences identified
8,980 fields tested, 103 differences found
Data File Attribute	Site Number	Lease Number	ChargeType	PwC’s Findings	Company Data per Data File	Difference (1)
1. CommencementDate
	US-AK-5009	5429	Rent - Pre-Existing	11/1/2013	11/1/2008	1,826
	US-FL-5001	1020	Rent - Owned Site	6/1/2001	2/19/2001	102
	US-IL-5111	3079	Rent - Pre-Existing	10/19/2012	5/1/2001	4,189
	US-IL-5217	3098	Rent - Pre-Existing	1/1/1998	7/12/1999	-557
	US-IL-5479	3170	Rent - Pre-Existing	6/10/2013	1/1/2011	891
	US-MI-5068	4832	Rent - Pre-Existing	5/1/2009	2/1/2000	3,377
	US-NC-5019	2563	Rent - Owned Site	3/27/2002	11/1/2002	-219
	US-NJ-5004	2864	Rent - Pre-Existing	6/2/1997	9/1/1997	-91
	US-OH-5143	5402	Rent - Pre-Existing	6/7/2007	10/1/2007	-116
	US-OR-5010	4988	Rent - Pre-Existing	11/1/2003	11/1/2010	-2,557
	US-OR-5016	4944	Rent - Pre-Existing	4/1/1993	9/24/2015	-8,211
	US-SC-5001	1025	Rent - Owned Site	9/8/2007	5/1/1990	6,339
	US-SC-5082	5414	Rent - Pre-Existing	12/1/1999	11/3/2015	-5,816
2. CurrentTermExpirationDate
	US-CA-1083	4264	Rent - Pre-Existing	9/30/2016	7/31/2020	-1,400
	US-CA-5005	1781	Rent - Owned Site	10/31/2017	10/31/2022	-1,826
	US-IA-5003	4582	Rent - Pre-Existing	3/31/2017	3/31/2018	-365
	US-IL-5051	2523	Rent - Owned Site	8/31/2019	8/31/2018	365
	US-IL-5106	3077	Rent - Pre-Existing	12/31/2020	12/1/2025	-1,796
	US-IL-5111	3243	Rent - Pre-Existing	12/31/2019	10/16/2019	76
	US-IL-5267	3319	Rent - Pre-Existing	10/8/2020	10/8/2025	-1,826
	US-IL-5341	3126	Rent - Owned Site	11/9/2021	11/9/2019	731
	US-IL-5529	5408	Rent - Pre-Existing	10/17/2021	10/17/2031	-3,652
	US-MI-5013	1860	Rent - Pre-Existing	11/9/2018	11/9/2023	-1,826
	US-MI-5013	1862	Rent - Pre-Existing	3/30/2017	3/31/2022	-1,827
	US-OR-5010	4926	Rent - Pre-Existing	7/31/2018	7/31/2020	-731
	US-OR-5010	4932	Rent - Owned Site	9/28/2035	9/30/2020	5,476
	US-SC-5082	5413	Rent - Pre-Existing	11/30/2018	11/30/2021	-1,096
	US-TX-5126	4368	Rent - Pre-Existing	7/31/2016	7/31/2026	-3,652
	US-TX-5169	5410	Rent - Pre-Existing	3/31/2020	3/31/2025	-1,826
	US-TX-5169	5514	Rent - Owned Site	2/28/2017	2/28/2025	-2,922
	US-WI-5080	5058	Rent - Pre-Existing	4/30/2021	4/30/2017	1,461
	US-WI-5103	5086	Rent - Pre-Existing	6/27/2019	9/12/2017	653
	US-WI-5103	5176	Rent - Pre-Existing	11/30/2020	11/30/2040	-7,305
	US-WI-5106	5092	Rent - Pre-Existing	5/31/2017	12/31/2016	151

Page | 17

Exhibit E – Discrepancies Identified

Data File Attribute	Site Number	Lease Number	ChargeType	PwC’s Findings	Company Data per Data File	Difference (1)
3. CurrentTermExpirationMonths
			No differences noted
4. FinalTermExpirationDate
	US-FL-3039	1416	Rent - Pre-Existing	9/30/2045	9/30/2042	1,096
	US-FL-3096	1933	Rent - Pre-Existing	9/30/2045	9/30/2042	1,096
	US-MI-5013	1935	Rent - Pre-Existing	1/1/2041	12/31/2030	3,654
	US-OR-5010	4916	Rent - Pre-Existing	7/31/2021	7/31/2023	-730
	US-OR-5016	4941	Rent - Pre-Existing	7/31/2036	7/31/2040	-1,461
	US-OR-5016	4945	Rent - Pre-Existing	1/14/2038	12/31/2017	7,319
	US-TX-5166	5427	Rent - Pre-Existing	3/31/2037	3/31/2017	7,305
	US-WA-5019	2873	Rent - Pre-Existing	10/31/2044	10/31/2039	1,827
	US-WI-5106	5092	Rent - Pre-Existing	5/31/2037	5/31/2039	-730
	US-WI-5138	5121	Rent - Pre-Existing	3/31/2041	3/31/2036	1,826
5. FinalTermExpirationMonths
			No differences noted
6. BillingFrequencyName
	US-IA-5003	4591	Rent - Pre-Existing	Monthly	Annual
	US-VA-5039	4304	Rent - Pre-Existing	Monthly	Annual
7. MonthlyRent (2)
	US-FL-3039	1416	Rent - Pre-Existing	$1,889	$2,044 (3)	-$155
	US-FL-3096	1931	Rent - Amendment 3	$725	$834	-$109
	US-FL-5001	1019	Rent - Owned Site	$2,726	$2,921 (3)	-$195
	US-IL-5037	2506	Rent - Amendment 2	$297	$411	-$114
	US-IL-5051	2523	Rent - Owned Site	$2,260	$2,203	$57
	US-IN-5003	3172	Rent - Pre-Existing	$2,022	$2,102 (3)	-$81
	US-MI-5013	1860	Rent - Pre-Existing	$3,156	$2,756 (3)	$400
	US-MI-5013	1864	Rent - Pre-Existing	$923	$303 (3)	$621
	US-MI-5013	1935	Rent - Amendment 1	$0	$60	-$60
	US-MI-5013	1935	Rent - Amendment 4	$0	$408	-$408
	US-NJ-5004	2863	Rent - Pre-Existing	$3,290	$2,632	$658
	US-OR-5016	4941	Rent - Pre-Existing	$150	$230 (3)	-$80
	US-OR-5016	4942	Rent - Pre-Existing-Amend 2	$0	$671	-$671
	US-OR-5016	4944	Rent - Pre-Existing	$130	$184 (3)	-$54
	US-OR-5016	4947	Rent - Pre-Existing-Amend 1	$350	$4,200	-$3,850
	US-OR-5016	4947	Rent - Pre-Existing-Amend 1	$0	$4,368	-$4,368
	US-SC-5001	1025	Rent - Owned Site	$2,568	$2,347	$221
	US-SC-5001	1025	Rent - Amendment 3	$0	$1,375	-$1,375
	US-WI-5041	5025	Rent - Pre-Existing	$2,703	$2,223 (3)	$479
	US-WI-5106	5091	Rent - Pre-Existing	$477	$416	$61
	US-WI-5138	5121	Rent - Pre-Existing-Amend 3	$5,322	$5,142	$180

Page | 18

Exhibit E – Discrepancies Identified

Data File Attribute	Site Number	Lease Number	ChargeType	PwC’s Findings	Company Data per Data File	Difference (1)
8. CAM Revenue
			No differences noted
9. AnnualRent
			No differences noted
10. Annualized CAM Revenue
			No differences noted
11. EscalationAmount
	US-OR-5010	4927	Rent - Pre-Existing	2.00	2.20	-0.20
	US-OR-5016	4947	Rent - Pre-Existing	4.00	0.00	4.00
	US-SC-5001	1029	Rent - Owned Site	5.00	0.00	5.00
	US-WI-5080	5060	Rent - Pre-Existing	11.00	2.20	8.80
12. EscalationType
	US-FL-3096	1931	Rent - Amendment 3	CPI	Percent
13. RelationshipName
			No differences noted
14. TechnologyType
			No differences noted
15. NumberOfRenewals
	US-AK-5009	5429	Rent - Pre-Existing	2	3	-1
	US-AR-5002	1735	Rent - Owned Site	1	2	-1
	US-AR-5002	1736	Rent - Owned Site	1	2	-1
	US-CA-1083	4264	Rent - Pre-Existing	6	7	-1
	US-IL-5243	2947	Rent - Pre-Existing	3	4	-1
	US-NC-5019	2691	Rent - Owned Site	4	5	-1
	US-OR-5010	4927	Rent - Pre-Existing	0	1	-1
	US-OR-5016	4936	Rent - Pre-Existing	1	3	-2
	US-OR-5016	4942	Rent - Pre-Existing	1	6	-5
	US-OR-5016	4943	Rent - Pre-Existing	1	3	-2
	US-PA-5082	4432	Rent - Pre-Existing	5	4	1
	US-SC-5001	1029	Rent - Owned Site	4	3	1
16. RenewalRemain
	US-AL-5048	4497	Rent - Pre-Existing	3	4	-1
	US-CA-5006	1789	Rent - Owned Site	1	2	-1
	US-FL-3025	1360	Rent - Pre-Existing	1	2	-1
	US-FL-3096	1931	Rent - Pre-Existing	0	1	-1
	US-MI-5069	4818	Rent - Pre-Existing	2	3	-1
	US-NC-3024	1271	Rent - Pre-Existing	3	4	-1
	US-NJ-5004	2865	Rent - Pre-Existing	3	2	1

Page | 19

Exhibit E – Discrepancies Identified

Data File Attribute	Site Number	Lease Number	ChargeType	PwC’s Findings	Company Data per Data File	Difference (1)
	US-SC-5001	1028	Rent - Owned Site	2	0	2
	US-WI-5041	5027	Rent - Pre-Existing	3	4	-1
	US-WI-5080	5059	Rent - Pre-Existing	3	4	-1
17. EscalationFrequency
	US-AZ-5019	5009	Rent - Pre-Existing	0	1	-1
	US-AZ-5020	5005	Rent - Owned Site	1	0	1
	US-OR-5010	4988	Rent - Pre-Existing	1	10	-9
	US-SC-5001	1025	Rent - Owned Site	5	0	5
	US-WI-5080	5057	Rent - Owned Site	1	5	-4
	US-WI-5080	5059	Rent - Pre-Existing	5	3	2
	US-WI-5103	5085	Rent - Pre-Existing	1	2	-1
18. RevShareMonthlyRent

		2563-
	US-NC-5019	2692	Rent - Owned Site	$1,000	$0	$1,000
	US-VA-5039	4526	Rent - Amendment 1 & 2	$111	$0	$111
19. DB S&P rating
			No differences noted
20. IG Flag
			No differences noted

(1) The differences identified above drive an additional 138 differences (including 2 MonthlyRent differences totaling $58 related to the Selected Sample. These are not counted above given that they are related to a single error.
(2) The aggregate difference related to the MonthlyRent attribute was -$8,786 (including the differences noted in footnote 1 above). This represents a variance of -1.3% based upon the aggregate total tested MonthlyRent balance of $688,011 related to the Selected Sample.
(3) PwC’s MonthlyRent value (recalculated based upon the executed legal documents) did not agree to the Data File. However, the Company provided checks and wire transfer support showing that the tenant is currently paying the amount disclosed in the Data File.

Page | 20

Exhibit E – Discrepancies Identified

Ground Lease Attributes
913 fields tested, 42 differences found
Data File Attribute	NewSiteNo	Ground Lease Number	PwC’s Findings	Company Data per Data File	Difference (1)
	1. NumberOfRenewals

	US-IL-7007	1751	3	4	-1
	US-NY-5070	2092	4	3	1
	US-TX-5167	2599	9	4	5
	US-WI-5119	2441	4	1	3
	2. RenewalRemain
		No differences noted
	3. BillingFrequencyName
	US-IL-5037	1213	Monthly	Annual
4. RentCommencementDate
	US-CA-5052	2042	5/5/2008	5/1/2009	-361
	US-NC-5018	1189	9/18/2006	1/1/1991	5,739
	US-NC-5019	1243	11/1/2000	6/1/2000	153
	US-TX-5169	2593	10/1/2005	7/1/2005	92
5. Current Term End Months
		No differences noted
	6. FinalExpiration
	US-GA-5044	1139	10/14/2029	2/1/2029	255
	US-IL-5216	1645	12/26/2041	12/26/2021	7,305
	US-IL-5341	1757	6/17/2037	7/31/2036	321
	US-IL-5395	1787	2/26/2047	2/28/2037	3,650
	US-IN-5053	1736	3/22/2040	6/26/2039	270
	US-KS-5002	2219	9/14/2043	9/14/2058	-5,479
	US-MI-7002	2230	8/31/2034	8/31/2029	1,826
	US-OR-5010	2279	4/14/2046	4/13/2045	366
	US-SC-5027	1173	10/2/2038	4/2/2038	183
	US-WA-5019	1272	11/30/2059	11/30/2039	7,305
	7. FinalExpiration Months
		No differences noted
	8. MonthlyRent (2)
	US-IL-5037	1213	$200	$3,000	-$2,800
	US-IL-5056	1240	$500	$8	$493
	US-NC-5019	1243	$1,139	$1,339 (3)	-$200
	US-OR-5010	2279	$1,850	$1,042 (3)	$808
	US-OR-5016	2280	$601	$108	$493
	US-TX-5167	2599	$1,352	$1,513 (3)	-$160
	US-TX-5169	2593	$1,493	$1,282 (3)	$210

Page | 21

Exhibit E – Discrepancies Identified

Data File Attribute	NewSiteNo	Ground Lease Number	PwC’s Findings	Company Data per Data File	Difference (1)
9. EscalationAmount
	US-IL-5037	1213	0.00	3.00	-3.00
	US-IL-5056	1240	$50	$100	-$50
	US-NC-5019	1243	8.50	3.00	5.50
	US-OR-5010	2279	3.00	4.00	-1.00
10. EscalationType
	US-IL-5295	1683	CPI	PERCENT
	US-IL-5395	1787	CPI	PERCENT
11. EscalationFrequency
	US-IL-7007	1751	0	1	-1
	US-KS-5006	2586	5	1	4
	US-TX-5126	2074	1	5	-4
	US-TX-5169	2593	3	0	3
	US-WA-4002	2015	5	0	5
	US-WA-5019	1272	5	25	-20
	US-WI-5082	2560	5	20	-15
	US-WI-5103	2424	0	5	-5
	US-WI-5119	2441	5	0	5
	US-WI-5138	2460	5	10	-5

(1) The differences identified above drive an additional 15 non-revenue/expense differences related to the Selected Sample. These are not counted above given that they are related to a single error.
(2) The aggregate difference related to the MonthlyRent attribute was -$1,157 (including differences noted in footnote 1 above). This represents a variance of -1.8% based upon the aggregate total tested MonthlyRent balance of $64,957 related to the Selected Sample.
(3) PwC’s MonthlyRent value (recalculated based upon the executed legal documents) did not agree to the Data File. However, the Company provided checks and wire transfer support showing that the landlord is currently accepting the payment amount disclosed in the Data File.

Page | 22

Exhibit F– Alternate Procedures Performed

The Company was unable to provide the primary Source Documents for certain Specified Attributes related to the Selected Sample. As such, we compared and agreed the Specified Attributes indicated with an “X” below to the DD Binders prepared by the Company and included in the correspondence file.
Tower Attributes
SiteNumber	SiteName	Acquisition Portfolio Name	Site Type	Tower Height
US-CA-1087	980 9th - Park Tower	CIM - CMCT	X	X

Tenant License Attributes
Site Number	Lease Number	Site Name	Acquisition Portfolio Name	ChargeType	Commencement Date	Current Term Expiration Date	Final Term Expiration Date	Billing Frequency Name	Monthly Rent	Escalation Amount	Escalation Type	Number Of Renewals	Renewal Remain	Escalation Frequency	RevShare Monthly Rent
US-OR-5010	4921	Blanton 1	Silke	Rent - Pre-Existing	X	X	X	X	X	X	X	X	X	X	X
US-OR-5010	4922	Blanton 1	Silke	Rent - Pre-Existing	X	X	X	X	X	X	X	X	X	X	X
US-OR-5010	4930	Blanton 1	Silke	Rent - Pre-Existing	X	X	X	X	X	X	X	X	X	X	X
US-OR-5010	4931	Blanton 1	Silke	Rent - Pre-Existing	X	X	X	X	X	X	X	X	X	X	X
US-OR-5016	4937	Buck MTN	Silke	Rent - Pre-Existing	X	X	X	X	X	X	X	X	X	X	X
US-OR-5016	4938	Buck MTN	Silke	Rent - Pre-Existing	X	X	X	X	X	X	X	X	X	X	X
US-OR-5016	4939	Buck MTN	Silke	Rent - Pre-Existing	X	X	X	X	X	X	X	X	X	X	X

Ground Lease Attributes
None
Page | 23

Exhibit G – Revised Final Data File Agreed-Upon Procedures

For the Additional Selected Sample, we performed the following procedures:
•
Determined whether an executed lease agreement exists, indicating “Yes” or “No”. We were instructed by the Specified Parties to indicate “Yes” in cases where an executed lease agreement was identified, regardless of whether or not the lease was past its expiration date.

•
Compared and agreed the MonthlyRent attribute from the Revised Final Data File to our recalculation of the current rent revenue based upon the SLA/MLA or document within the correspondence file. For the purpose of comparing this characteristic, Vertical Bridge, on behalf of the Tower Trust, instructed us to agree the characteristic to within the greater of (1) a difference in the amount of +/- $50 or less or, (2) a percentage difference of +/- 2.5% or less. Notwithstanding the foregoing, if a discrepancy would otherwise have been noted, but the applicable Tenant Lease was subject to CPI-based escalation and the Company provided checks and wire transfer support showing that the tenant is currently paying the amount disclosed in the Revised Final Data File, no discrepancy was noted.

Page | 24

Exhibit H – Additional Selected Sample

Additional Sample Selection (aggregate MonthlyRent: $60,648)

Broadcast Population:

Sample #	LeaseNumber	MonthlyRent
1	5000	$3,000
2	27 08	$104
3	2711	$562
4	4822	$412
5	5464	$2,500
6	1757	$919
7	4894	$0.08
8	4872	$0.08
9	1223	$3,377
10	1014	$1,622

Remaining Population:

Sample #	LeaseNumber	MonthlyRent
1	1475	$2,299
2	1362	$4,809
3	1332	$1,320
4	1294	$2,754
5	2445	$2,760
6	2468	$1,938
7	2930	$4,372
8	3060	$2,980
9	1824	$3,853
10	3330	$2,009
11	1357	$2,554
12	1939	$2,497
13	4539	$2,250
14	2881	$1,030
15	5622	$2,180
16	5049	$419
17	5234	$1,900
18	5253	$1,900
19	5304	$1,900
20	5133	$2,427

Page | 25

Exhibit I – Discrepancies Identified

60 attributes tested, 1 difference found
Data File Attribute	Site Number	Lease Number	ChargeType	PwC’s Findings	Company Data per Data File	Difference (1)
Monthly Rent
	US-FL-3072	1362	Rent - Pre-Existing-Amend 2 & 3	$968	$2,007	-$1,039
Lease Existence
			No missing leases noted

(1) The difference related to the MonthlyRent attribute was -$1,039. This represents a variance of -1.7% based upon the aggregate total tested MonthlyRent balance of $60,648 related to the Additional Selected Sample. The Company provided us with supporting documentation indicating that they independently identified and properly fixed this error before we started our additional procedures. However, the updated monthly rent value was not reflected in the Revised Final Data File given the change was made after the Cutoff Date.
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